Commitments and Contingencies (Lease Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
2020	$ 5,006
2021	4,093
2022	3,269
2023	3,226
2024	3,226
Thereafter	30,000
Total lease payments	48,820
Imputed interest/present value discount	(24,599)
Present value of lease liabilities	24,221
Finance Leases
2020	57
2021	117
2022	102
2023	82
2024	34
Thereafter	0
Total lease payments	392
Imputed interest/present value discount	(71)
Present value of lease liabilities	$ 321
Payments Due by Periods
Less than 1 year		$ 4,072
1-3 years		7,772
3-5 years		7,310
More than 5 years		32,339
Total		$ 51,493